Performance Management - Macquarie Tax-Free USA Short Term ETF	Mar. 25, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Macquarie Tax-Free USA Short Term ETF performed?
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the 2024 calendar year and by showing how the Fund’s average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. You may obtain the Fund’s most recently available month-end performance by calling 844-469-9911 or by visiting the Fund’s website at etf.macquarie.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the 2024 calendar year and by showing how the Fund’s average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return
Bar Chart [Table]
2024	3.52%

Bar Chart Closing [Text Block]

During the period illustrated in this bar chart, the Fund’s highest quarterly return was 2.31% for the quarter ended September 30, 2024, and its lowest quarterly return was -0.08% for the quarter ended March 31, 2024.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	2.31%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(0.08%)
Lowest Quarterly Return, Date	Mar. 31, 2024
Performance Table Heading	Average annual total returns for periods ended December 31, 2024
Performance Table Narrative

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]
	1 year	Lifetime
Returns before taxes (lifetime: 11/28/23-12/31/24)	2.52%	3.83%
Returns after taxes on distributions (lifetime: 11/28/23-12/31/24)	2.52%	3.84%
Returns after taxes on distributions and sale of Fund shares (lifetime: 11/28/23-12/31/24)	2.90%	3.69%
Bloomberg Municipal Bond Index (lifetime: 11/28/23-12/31/24)	1.05%	4.03%
Bloomberg 1-5 Year (Short) Municipal Bond Index (lifetime: 11/28/23-12/31/24)	2.07%	3.13%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.
Performance Availability Website Address [Text]	etf.macquarie.com
Performance Availability Phone [Text]	844-469-9911